Right of Use Assets and Lease Liabilities (Narrative) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) Employees	Mar. 31, 2022 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Right of use assets carrying value	$ 4,316,884		$ 4,316,884		$ 4,845,738	$ 116,678
Discounted rate of interest	8.00%		8.00%
Interest expense incurred	$ 93,162	$ 95,770	$ 287,250	$ 135,044
Depreciation expense	190,563	187,704	592,985	384,328	571,793
Rental payments	$ 256,458	$ 91,993	$ 789,796	$ 315,751
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability					$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees					200
Additional forgiveness on lease liability					$ 500,000
Number of employees thereafter eligible for additional forgiveness | Employees					100
Total amount of forgiveness on lease liability					$ 6,700,000